DIRECTORS LOAN (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
DIRECTORS LOAN
Opening balance	$ 966,304	$ 784,947
Interest expense	100,000
Amortization of transaction costs	34,678	181,357
Cash interest paid	50,136
Closing balance	$ 1,050,846	$ 966,304